Stock Based Compensation (Summary of MUAH's Stock Bonus Plan) (Detail) - Dec. 31, 2014 - UNBC Plan and HQA Plan [Member] - $ / shares	Total
April 15, 2012 [Member]
Stock-Based Compensation [Line Items]
Units Granted	4,816,795
Fair Value of Stock	$ 4.78
Vesting Duration, Years	3 years
Pro-rata Vesting Date	--04-15
July 15, 2012 [Member]
Stock-Based Compensation [Line Items]
Units Granted	74,175
Fair Value of Stock	$ 4.72
Vesting Duration, Years	3 years
Pro-rata Vesting Date	--07-15
April 15, 2013 [Member]
Stock-Based Compensation [Line Items]
Units Granted	3,656,340
Fair Value of Stock	$ 6.66
Vesting Duration, Years	3 years
Pro-rata Vesting Date	--04-15
July 15, 2013 [Member]
Stock-Based Compensation [Line Items]
Units Granted	78,725
Fair Value of Stock	$ 6.67
Vesting Duration, Years	3 years
Pro-rata Vesting Date	--07-15
April 15, 2014 [Member]
Stock-Based Compensation [Line Items]
Units Granted	9,135,710
Fair Value of Stock	$ 5.40
Vesting Duration, Years	3 years
Pro-rata Vesting Date	--04-15
July 10, 2014 [Member]
Stock-Based Compensation [Line Items]
Units Granted	56,056
Fair Value of Stock	$ 5.91
Vesting Duration, Years	3 years
Pro-rata Vesting Date	--07-10
September 15, 2014 [Member]
Stock-Based Compensation [Line Items]
Units Granted	46,552
Fair Value of Stock	$ 5.80
Vesting Duration, Years	3 years
Pro-rata Vesting Date	--09-15